POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - WEIGHTED AVERAGE ASSUMPTIONS FOR THE BENEFIT CALCULATIONS AS WELL AS ASSUMED HEALTH CARE TREND RATES (DETAILS)	12 Months Ended
	Jun. 30, 2011		Jun. 30, 2010
Pension Benefits
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS
Discount rate	5.30%	[1]	5.00%	[1]
Rate of compensation increase	3.50%	[1]	3.50%	[1]
ASSUMPTIONS USED TO DETERMINE NET PERIODIC BENEFIT COST
Discount rate	5.00%	[2]	6.00%	[2]
Expected long-term rates of return for plan assets	7.00%	[2]	7.10%	[2]
Rate of compensation increase	3.50%	[2]	3.70%	[2]
Other Retiree Benefits
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS
Discount rate	5.70%	[1]	5.40%	[1]
Rate of compensation increase	0.00%	[1]	0.00%	[1]
ASSUMPTIONS USED TO DETERMINE NET PERIODIC BENEFIT COST
Discount rate	5.40%	[2]	6.40%	[2]
Expected long-term rates of return for plan assets	9.20%	[2]	9.10%	[2]
Rate of compensation increase	0.00%	[2]	0.00%	[2]
ASSUMED HEALTH CARE COST TREND RATES
Health care cost trend rates assumed for next year	8.50%		8.50%
Rate to which the health care cost trend rate is assumed to decline (ultimate trend rate)	5.00%		5.00%
Year that the rate reaches the ultimate trend rate	2018		2017

[1]	Determined as of end of year.
[2]	Determined as of beginning of year and adjusted for acquisitions.